Related Party Transactions - Summary of Expenses Charged by Our Parent (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Interest expense	$ 454	$ 512	$ 925	$ 1,021
Cost of sales [Member]
Related Party Transaction [Line Items]
Royalty expense	852	1,028	1,690	2,162
Interest expense [Member]
Related Party Transaction [Line Items]
Interest expense	454	513	925	1,022
General and administrative expense [Member]
Related Party Transaction [Line Items]
Rent expense	320	356	655	712
Other expenses	$ 60	$ 64	$ 114	$ 99